Condensed Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor	Mar. 31, 2012 Successor	Mar. 31, 2011 Predecessor	Nov. 01, 2011 Predecessor	Dec. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor
Revenue	$ 190,384	$ 286,035	$ 271,499	$ 929,264	$ 1,002,152	$ 918,448
Costs and expenses:
Cost of operations (exclusive of depreciation and amortization below)	117,421	175,193	168,652	572,541	612,367	562,636
Development and engineering	5,153	8,281	7,985	26,090	30,638	30,539
Sales, marketing, general and administrative	21,778	34,887	33,168	111,463	116,947	118,996
Depreciation and amortization	28,772	44,673	38,022	128,761	124,721	105,321
Accretion	2,916	4,466
Transaction related costs	17,857			66,625
Operating income (loss)	(3,513)	18,535	23,672	23,784	117,479	100,956
Interest expense, net	29,343	45,739	12,626	43,201	61,017	70,171
Other income, net	(5,843)		(1,403)	(8,036)	(9,284)	(519)
Income (loss) before income tax provision (benefit)	(27,013)	(27,204)	12,449	(11,381)	65,746	31,304
Income tax provision (benefit)	(9,560)	(9,870)	5,174	8,201	32,579	17,301
Net income (loss)	(17,453)	(17,334)	7,275	(19,582)	33,167	14,003
Net income attributable to noncontrolling interest			2,881	5,109	13,621	4,422
Net income (loss) attributable to Emdeon Inc.	$ (17,453)	$ (17,334)	$ 4,394	$ (24,691)	$ 19,546	$ 9,581